EATON VANCE INVESTMENT TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 333-160154) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated August 11, 2009 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant's Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-09-000604) on August 12, 2009:

Eaton Vance Ohio Limited Maturity Municipals Fund Eaton Vance National Limited Maturity Municipals Fund

EATON VANCE INVESTMENT TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: August 13, 2009